Document and Entity Information	Oct. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2020
Entity Registrant Name	TREDEGAR CORP
Entity Incorporation, State or Country Code	VA
Entity File Number	001-10258
Entity Tax Identification Number	54-1497771
Entity Address, Address Line One	1100 BOULDERS PARKWAY
Entity Address, City or Town	RICHMOND
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23225
City Area Code	804
Local Phone Number	330-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000850429
Title of 12(b) Security	Common stock, no par value
Trading Symbol	TG
Security Exchange Name	NYSE